Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		32 Months Ended		47 Months Ended		60 Months Ended			80 Months Ended		93 Months Ended		105 Months Ended		119 Months Ended		120 Months Ended
		May 31, 2024		May 31, 2024		May 31, 2024		May 31, 2024		May 31, 2024	May 31, 2024		May 31, 2024		May 31, 2024		May 31, 2024		May 31, 2024		May 31, 2024		May 31, 2024	May 31, 2023	May 31, 2022	Sep. 30, 2021	May 31, 2021	Jun. 30, 2020	May 31, 2020	May 31, 2019	May 31, 2018	Oct. 02, 2017	May 31, 2017	Aug. 19, 2016	May 31, 2016	Sep. 15, 2015	May 31, 2015	Jun. 27, 2014	May 31, 2014
C000006857 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Account Value		$ 16,593		$ 16,593		$ 16,593		$ 16,593		$ 16,593	$ 16,593		$ 16,593		$ 16,593		$ 16,593		$ 16,593		$ 16,593		$ 16,593	$ 14,731	$ 15,135		$ 16,222		$ 13,162	$ 12,353	$ 11,931		$ 11,178		$ 10,215		$ 10,327		$ 10,000
Average Annual Return, Percent	[1]	11.64%						6.08%													5.19%
C000006857 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		12.64%						6.08%													5.19%
C000006860 [Member]
Account Value [Line Items]
Account Value		$ 16,591		16,591		16,591		$ 16,591		16,591	16,591		16,591		16,591		16,591		16,591		$ 16,591		16,591	14,729	15,137		16,222		13,155	12,354	11,933		11,183		10,212		10,326		10,000
C000006860 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		12.65%						6.07%													5.19%
C000006863 [Member]
Account Value [Line Items]
Account Value		$ 17,882		17,882		17,882		$ 17,882		17,882	17,882		17,882		17,882		17,882		17,882		$ 17,882		17,882	15,756	16,071		17,099		13,760	12,818	12,299		11,434		10,365		10,404		10,000
C000006863 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		13.49%						6.89%													5.98%
C000006905 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Account Value		$ 10,774		10,774		10,774		$ 10,774		10,774	10,774		10,774		10,774		10,774		10,774		$ 10,774		10,774	9,782	10,240		13,663		9,343	10,409	11,550		10,104		8,008		9,340		10,000
Average Annual Return, Percent	[2]	6.14%						0.30%													0.75%
C000006905 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		10.14%						0.69%													0.75%
C000006907 [Member]
Account Value [Line Items]
Account Value		$ 11,910		11,910		11,910		$ 11,910		11,910	11,910		11,910		11,910		11,910		11,910		$ 11,910		11,910	10,704	11,096		14,655		9,922	10,942	12,022		10,411		8,169		9,434		10,000
C000006907 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		11.27%						1.71%													1.76%
C000006924 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Account Value		$ 16,033		16,033		16,033		$ 16,033		16,033	16,033		16,033		16,033		16,033		16,033		$ 16,033		16,033	14,041	13,819		16,136		11,694	11,376	11,626		10,525		8,906		9,511		9,425
Average Annual Return, Percent		7.62%						5.84%													4.83%
C000006924 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		14.19%						7.10%													5.46%
C000006930 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Account Value		$ 15,791		15,791		15,791		$ 15,791		15,791	15,791		15,791		15,791		15,791		15,791		$ 15,791		15,791	13,937	13,821		16,250		11,871	11,633	11,977		10,921		9,312		10,021		10,000
Average Annual Return, Percent	[3]	12.30%						6.30%													4.67%
C000006930 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		13.30%						6.30%													4.67%
C000006942 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Account Value		$ 18,806		18,806		18,806		$ 18,806		18,806	18,806		18,806		18,806		18,806		18,806		$ 18,806		18,806	15,912	15,462		18,405		14,478	13,284	13,084		12,252		10,557		10,468		10,000
Average Annual Return, Percent	[4]	14.19%						6.91%													6.52%
C000006942 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		18.19%	[5]					7.20%													6.52%
C000034484 [Member]
Account Value [Line Items]
Account Value		$ 19,350		19,350		19,350		$ 19,350		19,350	19,350		19,350		19,350		19,350		19,350		$ 19,350		19,350	17,200	16,145		18,393		13,393	12,804	12,844		11,375		9,552		10,060		10,000
C000034484 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		12.50%						8.61%													6.82%
C000142782 [Member]
Account Value [Line Items]
Account Value		$ 13,518		13,518		13,518		$ 13,518		13,518	13,518		13,518		13,518		$ 13,518		13,518		$ 13,518		13,518	12,401	12,097		12,315		12,343	11,597	10,978		10,642		10,195		10,247	$ 10,000
C000142782 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		9.01%						3.11%									3.08%	[6]
C000160020 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Account Value		$ 31,032		31,032		31,032		$ 31,032		31,032	31,032		31,032		$ 31,032		$ 31,032		31,032		31,032		31,032	22,459	21,483		23,080		16,984	13,659	13,530		11,439		9,690	$ 9,425
Average Annual Return, Percent		30.23%						16.45%							13.88%	[7]
C000160020 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		38.18%						17.84%							14.66%	[7]
C000160035 [Member]
Account Value [Line Items]
Account Value		$ 20,293		20,293		20,293		$ 20,293		20,293	20,293		20,293		$ 20,293		20,293		20,293		20,293		20,293	16,709	18,301		19,796		12,704	14,103	14,435		12,000		10,386	10,000
C000160035 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		21.45%						7.55%							8.46%	[8]
C000160037 [Member]
Account Value [Line Items]
Account Value		$ 20,891		20,891		20,891		$ 20,891		20,891	20,891		20,891		$ 20,891		20,891		20,891		20,891		20,891	17,147	18,711		20,169		12,896	14,264	14,555		12,058		10,404	10,000
C000160037 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		21.83%						7.93%							8.83%	[9]
C000172720 [Member]
Account Value [Line Items]
Account Value		$ 22,137		22,137		22,137		$ 22,137		22,137	22,137		$ 22,137		$ 22,137		22,137		22,137		22,137		22,137	16,867	17,666		17,894		12,405	12,379	12,468		11,051	$ 10,000
C000172720 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		31.24%						12.33%					10.75%	[10]
C000172722 [Member]
Account Value [Line Items]
Account Value		$ 23,026		23,026		23,026		$ 23,026		23,026	23,026		$ 23,026		23,026		23,026		23,026		23,026		23,026	17,452	18,194		18,325		12,643	12,551	12,589		11,091	10,000
C000172722 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		31.93%						12.90%					11.31%	[11]
C000006845 [Member]
Account Value [Line Items]
Account Value		$ 23,229		23,229		23,229		$ 23,229		23,229	23,229		$ 23,229		23,229		23,229		23,229		$ 23,229		23,229	19,306	19,647		20,816		15,003	14,116	13,697		12,110		10,486		10,616		10,000
C000006845 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		20.32%						10.47%													8.79%
C000006850 [Member]
Account Value [Line Items]
Account Value		$ 22,660		22,660		22,660		$ 22,660		22,660	22,660		22,660		22,660		22,660		22,660		$ 22,660		22,660	18,887	19,267		20,457		14,784	13,946	13,569		12,027		10,433		10,589		10,000
C000006850 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		19.98%						10.19%													8.52%
C000006893 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Account Value		$ 14,501		14,501		14,501		$ 14,501		$ 14,501	14,501		14,501		14,501		14,501		14,501		$ 14,501		$ 14,501	13,275	13,589		14,542		12,513	11,778	11,338		10,897		10,190		10,239		10,000
Average Annual Return, Percent	[12]	8.24%								4.25%													3.79%
C000006893 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		9.24%								4.25%													3.79%
C000006894 [Member]
Account Value [Line Items]
Account Value		$ 16,029		16,029		16,029		16,029		$ 16,029	16,029		16,029		16,029		16,029		16,029		16,029		$ 16,029	14,527	14,724		15,602		13,291	12,383	11,806		11,230		10,399		10,339		10,000
C000006894 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		10.34%								5.30%													4.83%
C000006917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Account Value		$ 18,949		18,949		18,949		$ 18,949		$ 18,949	18,949		18,949		18,949		18,949		18,949		$ 18,949		$ 18,949	16,273	16,719		17,867		13,636	12,918	12,562		11,479		10,209		10,402		10,000
Average Annual Return, Percent	[13]	15.45%						7.96%													6.60%
C000006917 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		16.45%						7.96%													6.60%
C000006918 [Member]
Account Value [Line Items]
Account Value		$ 20,933		20,933		20,933		$ 20,933		20,933	20,933		20,933		20,933		20,933		20,933		$ 20,933		20,933	17,800	18,106		19,162		14,480	13,572	13,070		11,828		10,411		10,509		10,000
C000006918 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		17.60%						9.05%													7.67%
C000006939 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Account Value		$ 17,322		17,322		17,322		$ 17,322		17,322	17,322		17,322		17,322		17,322		17,322		$ 17,322		17,322	15,571	14,783		17,030		12,539	12,119	12,288		11,004		9,340		9,950		10,000
Average Annual Return, Percent	[14]	10.24%						7.40%													5.65%
C000006939 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		11.24%						7.40%													5.65%
C000034485 [Member]
Account Value [Line Items]
Account Value		$ 21,001		21,001		21,001		$ 21,001		21,001	21,001		21,001		21,001		21,001		21,001		$ 21,001		21,001	17,572	16,885		19,879		15,467	14,034	13,673		12,664		10,790		10,582		10,000
C000034485 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		19.51%	[15]					8.40%													7.70%
C000071437 [Member]
Account Value [Line Items]
Account Value		$ 20,785		20,785		20,785		$ 20,785		20,785	20,785		20,785		20,785		20,785		20,785		$ 20,785		20,785	17,407	16,746		19,738		15,373	13,964	13,619		12,624		10,769		10,571		10,000
C000071437 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		19.41%	[16]					8.28%													7.59%
C000160027 [Member]
Account Value [Line Items]
Account Value		$ 33,686		33,686		33,686		$ 33,686		33,686	33,686		33,686		$ 33,686		33,686		33,686		$ 33,686		33,686	24,321	23,207		24,858		18,232	14,632	14,461		12,188		10,297	10,000
C000160027 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		38.51%						18.15%							14.96%	[17]
C000160028 [Member]
Account Value [Line Items]
Account Value		$ 33,903		33,903		33,903		$ 33,903		33,903	33,903		33,903		$ 33,903		33,903		33,903		33,903		33,903	24,456	23,313		24,951		18,296	14,663	14,485		12,202		10,297	10,000
C000160028 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		38.63%						18.25%							15.05%	[18]
C000160042 [Member]
Account Value [Line Items]
Account Value		$ 22,458		22,458		22,458		$ 22,458		22,458	22,458		22,458		$ 22,458		22,458		22,458		22,458		22,458	17,683	18,323		17,782		12,429	12,918	13,229		11,878		10,620	10,000
C000160042 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		27.00%						11.70%							9.73%	[19]
C000160045 [Member]
Account Value [Line Items]
Account Value		$ 23,949		23,949		23,949		$ 23,949		23,949	23,949		23,949		$ 23,949		23,949		23,949		23,949		23,949	18,813	19,454		18,819		13,021	13,405	13,586		12,078		10,692	10,000
C000160045 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		27.30%						12.31%							10.55%	[20]
C000160046 [Member]
Account Value [Line Items]
Account Value		$ 24,116		24,116		24,116		$ 24,116		24,116	24,116		24,116		$ 24,116		24,116		24,116		24,116		24,116	18,939	19,555		18,911		13,080	13,442	13,609		12,091		10,692	10,000
C000160046 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		27.34%						12.40%							10.63%	[21]
C000195683 [Member]
Account Value [Line Items]
Account Value		$ 14,919		14,919		14,919		$ 14,919		14,919	$ 14,919		14,919		$ 14,919		14,919		14,919		14,919		14,919	13,021	12,775		14,861		10,735	10,405	10,598	$ 10,000
C000195683 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		14.58%						7.47%			6.18%	[22]
C000220110 [Member]
Account Value [Line Items]
Account Value		$ 15,150		15,150		$ 15,150		$ 15,150		15,150	$ 15,150		15,150		15,150		15,150		15,150		15,150		15,150	12,951	12,728		13,671	$ 10,000
C000220110 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		16.98%				11.18%	[23]
C000220113 [Member]
Account Value [Line Items]
Account Value		$ 15,437		15,437		$ 15,437		15,437		15,437	15,437		15,437		15,437		15,437		15,437		15,437		15,437	13,132	12,842		13,723	10,000
C000220113 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		17.56%				11.71%	[24]
C000006856 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Account Value		$ 16,597		16,597		$ 16,597		$ 16,597		16,597	16,597		16,597		16,597		16,597		16,597		$ 16,597		16,597	14,731	15,139		16,228		13,161	12,350	11,934		11,180		10,216		10,329		10,000
Average Annual Return, Percent	[25]	8.67%						5.77%													5.20%
C000006856 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		12.67%						6.09%													5.20%
C000006899 [Member]
Account Value [Line Items]
Account Value		$ 15,624		15,624		15,624		$ 15,624		15,624	15,624		15,624		15,624		15,624		15,624		$ 15,624		15,624	14,202	14,428		15,326		13,094	12,222	11,687		11,143		10,347		10,312		10,000
C000006899 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		10.01%						5.03%													4.56%
C000006923 [Member]
Account Value [Line Items]
Account Value		$ 20,425		20,425		20,425		$ 20,425		20,425	20,425		20,425		20,425		20,425		20,425		$ 20,425		20,425	17,408	17,759		18,834		14,264	13,413	12,948		11,744		10,364		10,485		10,000
C000006923 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		17.33%						8.78%													7.40%
C000006933 [Member]
Account Value [Line Items]
Account Value		$ 15,777		15,777		15,777		$ 15,777		15,777	15,777		15,777		15,777		15,777		15,777		$ 15,777		15,777	13,932	13,813		16,248		11,865	11,628	11,977		10,918		9,308		10,018		10,000
C000006933 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		13.25%						6.29%													4.67%
C000071428 [Member]
Account Value [Line Items]
Account Value		$ 12,056		12,056		12,056		$ 12,056		12,056	12,056		12,056		12,056		12,056		12,056		$ 12,056		12,056	10,818	11,195		14,768		9,986	11,002	12,072		10,443		8,189		9,440		10,000
C000071428 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		11.45%						1.85%													1.89%
C000071433 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 18,671		18,671		18,671		$ 18,671		18,671	18,671		18,671		18,671		18,671		18,671		$ 18,671		18,671	16,658	15,698		17,948		13,113	12,582	12,662		11,253		9,482		10,027		10,000
C000071433 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent		12.09%						8.21%													6.44%
C000071434 [Member]
Account Value [Line Items]
Account Value		$ 18,805		18,805		18,805		$ 18,805		18,805	18,805		18,805		18,805		18,805		18,805		$ 18,805		18,805	15,907	15,459		18,403		14,477	13,281	13,082		12,250		10,553		10,465		10,000
C000071434 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		18.22%						7.20%													6.52%
C000142777 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Account Value		$ 12,248		12,248		12,248		$ 12,248		12,248	12,248		12,248		12,248		$ 12,248		12,248		$ 12,248		12,248	11,342	11,186		11,498		11,634	11,052	10,562		10,334		10,021		10,153	10,000
Average Annual Return, Percent	[26]	6.99%						2.08%									2.06%	[27]
C000142777 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		7.99%						2.08%									2.06%	[27]
C000160024 [Member]
Account Value [Line Items]
Account Value		$ 30,858		30,858		30,858		$ 30,858		30,858	30,858		30,858		$ 30,858		$ 30,858		30,858		30,858		30,858	22,498	21,680		23,459		17,389	14,098	14,073		11,987		10,226	10,000
C000160024 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		37.16%						16.96%							13.81%	[28]
C000160031 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Account Value		$ 19,022		19,022		19,022		$ 19,022		19,022	19,022		19,022		$ 19,022		19,022		19,022		19,022		19,022	15,773	17,400		18,969		12,274	13,718	14,148		11,851		10,338	10,000
Average Annual Return, Percent	[29]	19.60%						6.76%							7.66%	[30]
C000160031 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		20.60%						6.76%							7.66%	[30]
C000160038 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Account Value		$ 22,079		22,079		22,079		$ 22,079		22,079	22,079		22,079		$ 22,079		22,079		22,079		22,079		22,079	17,381	18,014		17,486		12,129	12,509	12,715		11,334		10,056	9,425
Average Annual Return, Percent		19.72%						10.72%							9.52%	[31]
C000160038 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		27.03%						12.03%							10.27%	[31]
C000172717 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)×
Account Value		$ 21,298		21,298		21,298		$ 21,298		21,298	21,298		$ 21,298		$ 21,298		21,298		21,298		21,298		21,298	16,309	17,164		17,468		12,174	12,208	12,365		11,002	10,000
Average Annual Return, Percent	[32]	29.59%						11.77%					10.20%	[33]
C000172717 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		30.59%						11.77%					10.20%	[33]
C000220106 [Member]
Account Value [Line Items]
Account Value		$ 15,795		15,795		$ 15,795		$ 15,795		15,795	15,795		$ 15,795		15,795		15,795		15,795		15,795		15,795	13,359	13,000		13,809	10,000
C000220106 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		18.24%				12.37%	[34]
C000220109 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Account Value		$ 14,720		14,720		$ 14,720		14,720		14,720	14,720		14,720		14,720		14,720		14,720		14,720		14,720	12,483	12,184		12,984	9,425
Average Annual Return, Percent		11.14%				10.37%	[35]
C000220109 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		17.92%				12.05%	[35]
C000231059 [Member]
Account Value [Line Items]
Account Value		$ 10,367		$ 10,367		$ 10,367		10,367		10,367	10,367		10,367		10,367		10,367		10,367		10,367		10,367	9,104	9,261	$ 10,000
C000231059 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		13.87%		1.36%	[36]
C000006838 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Account Value		$ 21,361		$ 21,361		21,361		$ 21,361		21,361	21,361		21,361		21,361		21,361		21,361		$ 21,361		21,361	17,805	18,160		19,286		13,931	13,146	12,785		11,333		9,836		9,980		9,425
Average Annual Return, Percent		13.07%						8.90%													7.89%
C000006838 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		19.97%						10.20%													8.53%
C000006839 [Member]
Account Value [Line Items]
Account Value		$ 23,227		23,227		23,227		$ 23,227		23,227	23,227		23,227		23,227		23,227		23,227		$ 23,227		23,227	19,313	19,654		20,820		15,006	14,118	13,700		12,114		10,486		10,618		10,000
C000006839 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		20.26%						10.47%													8.79%
C000006844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Account Value		$ 21,019		21,019		21,019		$ 21,019		21,019	21,019		21,019		21,019		21,019		21,019		$ 21,019		21,019	17,647	18,138		19,412		14,129	13,431	13,162		11,755		10,273		10,508		10,000
Average Annual Return, Percent	[37]	18.11%						9.37%													7.71%
C000006844 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		19.11%						9.37%													7.71%
C000006851 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Account Value		$ 16,853		16,853		16,853		$ 16,853		16,853	16,853		16,853		16,853		16,853		16,853		$ 16,853		16,853	14,852	15,153		16,120		12,976	12,088	11,594		10,780		9,773		9,804		9,425
Average Annual Return, Percent		6.95%						5.61%													5.36%
C000006851 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		13.48%						6.87%													5.98%
C000006912 [Member]
Account Value [Line Items]
Account Value		$ 20,942		20,942		20,942		$ 20,942		20,942	20,942		20,942		20,942		20,942		20,942		$ 20,942		20,942	17,810	18,111		19,165		14,480	13,575	13,075		11,833		10,414		10,507		10,000
C000006912 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		17.59%						9.06%													7.67%
C000006922 [Member]
Account Value [Line Items]
Account Value		$ 19,927		19,927		19,927		$ 19,927		19,927	19,927		19,927		19,927		19,927		19,927		$ 19,927		19,927	17,031	17,411		18,507		14,055	13,245	12,816		11,658		10,313		10,459		10,000
C000006922 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		17.00%						8.51%													7.14%
C000006944 [Member]
Account Value [Line Items]
Account Value		$ 20,787		20,787		20,787		$ 20,787		20,787	20,787		20,787		20,787		20,787		20,787		$ 20,787		20,787	17,409	16,750		19,739		15,374	13,965	13,620		12,625		10,768		10,570		10,000
C000006944 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		19.41%	[38]					8.28%													7.59%
C000071425 [Member]
Account Value [Line Items]
Account Value		$ 11,327		11,327		11,327		$ 11,327		11,327	11,327		11,327		11,327		11,327		11,327		$ 11,327		11,327	10,231	10,656		14,147		9,625	10,671	11,784		10,255		8,089		9,384		10,000
C000071425 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		10.71%						1.20%													1.25%
C000071427 [Member]
Account Value [Line Items]
Account Value		$ 11,907		11,907		11,907		$ 11,907		11,907	11,907		11,907		11,907		11,907		11,907		$ 11,907		11,907	10,701	11,092		14,652		9,923	10,941	12,023		10,412		8,172		9,432		10,000
C000071427 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		11.27%						1.71%													1.76%
C000071435 [Member]
Account Value [Line Items]
Account Value		$ 19,771		19,771		19,771		$ 19,771		19,771	19,771		19,771		19,771		19,771		19,771		$ 19,771		19,771	16,644	16,094		19,061		14,918	13,617	13,348		12,435		10,663		10,519		10,000
C000071435 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		18.79%	[39]					7.74%													7.05%
C000142778 [Member]
Account Value [Line Items]
Account Value		$ 13,514		13,514		13,514		$ 13,514		13,514	13,514		13,514		13,514		$ 13,514		13,514		$ 13,514		13,514	12,397	12,097		12,315		12,340	11,604	10,975		10,642		10,205		10,247	10,000
C000142778 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		9.01%						3.09%									3.08%	[40]
C000142780 [Member]
Account Value [Line Items]
Account Value		$ 12,874		12,874		12,874		$ 12,874		$ 12,874	12,874		12,874		12,874		$ 12,874		$ 12,874		12,874		12,874	11,862	11,636		11,908		11,981	11,325	10,773		10,493		10,111		10,201	10,000
C000142780 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		8.53%								2.60%									2.58%	[41]
C000160039 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Account Value		$ 21,945		21,945		21,945		$ 21,945		$ 21,945	21,945		21,945		$ 21,945		21,945		$ 21,945		21,945		21,945	17,410	18,190		17,778		12,423	12,923	13,222		11,874		10,620	10,000
Average Annual Return, Percent	[42]	22.05%						10.91%							9.44%	[43]
C000160039 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		26.05%						11.17%							9.44%	[43]
C000160041 [Member]
Account Value [Line Items]
Account Value		$ 23,940		23,940		23,940		$ 23,940		23,940	23,940		23,940		$ 23,940		23,940		23,940		23,940		23,940	18,801	19,430		18,819		13,022	13,402	13,588		12,089		10,702	10,000
C000160041 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		27.34%						12.30%							10.54%	[44]
C000172716 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Account Value		$ 21,295		21,295		21,295		$ 21,295		21,295	21,295		$ 21,295		$ 21,295		21,295		21,295		21,295		21,295	16,308	17,168		17,480		12,176	12,204	12,361		11,002	10,000
Average Annual Return, Percent	[45]	26.58%						11.52%					10.20%	[46]
C000172716 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		30.58%						11.78%					10.20%	[46]
C000172718 [Member]
Account Value [Line Items]
Account Value		$ 23,022		23,022		23,022		$ 23,022		23,022	23,022		$ 23,022		23,022		23,022		23,022		23,022		23,022	17,453	18,193		18,326		12,640	12,551	12,589		11,091	10,000
C000172718 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		31.91%						12.90%					11.31%	[47]
C000006858 [Member]
Account Value [Line Items]
Account Value		$ 18,338		18,338		18,338		$ 18,338		18,338	18,338		$ 18,338		18,338		18,338		18,338		$ 18,338		18,338	16,115	16,403		17,400		13,970	12,981	12,421		11,524		10,422		10,428		10,000
C000006858 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		13.79%						7.15%													6.25%
C000006862 [Member]
Account Value [Line Items]
Account Value		$ 17,443		17,443		17,443		$ 17,443		17,443	17,443		17,443		17,443		17,443		17,443		$ 17,443		17,443	15,406	15,759		16,809		13,562	12,668	12,178		11,353		10,317		10,383		10,000
C000006862 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		13.22%						6.61%													5.72%
C000006906 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Account Value		$ 10,772		10,772		10,772		$ 10,772		10,772	10,772		10,772		10,772		10,772		10,772		$ 10,772		10,772	9,783	10,239		13,663		9,343	10,408	11,550		10,103		8,009		9,338		10,000
Average Annual Return, Percent	[48]	9.11%						0.69%													0.75%
C000006906 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		10.11%						0.69%													0.75%
C000006929 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Account Value		$ 15,787		15,787		15,787		$ 15,787		15,787	15,787		15,787		15,787		15,787		15,787		$ 15,787		15,787	13,931	13,817		16,254		11,870	11,628	11,979		10,919		9,311		10,021		10,000
Average Annual Return, Percent	[49]	9.32%						5.99%													4.67%
C000006929 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		13.32%						6.31%													4.67%
C000006931 [Member]
Account Value [Line Items]
Account Value		$ 17,444		17,444		17,444		$ 17,444		17,444	17,444		17,444		17,444		17,444		17,444		$ 17,444		17,444	15,238	14,961		17,424		12,597	12,225	12,463		11,251		9,500		10,116		10,000
C000006931 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		14.48%						7.37%													5.72%
C000006941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Account Value		$ 19,110		19,110		19,110		$ 19,110		19,110	19,110		19,110		19,110		19,110		19,110		$ 19,110		19,110	16,043	15,475		18,283		14,277	12,998	12,710		11,809		10,099		9,940		9,425
Average Annual Return, Percent		12.27%						6.74%													6.69%
C000006941 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		19.12%	[50]					8.01%													7.32%
C000006943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Account Value		$ 18,809		18,809		18,809		$ 18,809		18,809	18,809		18,809		18,809		18,809		18,809		$ 18,809		18,809	15,910	15,462		18,404		14,477	13,282	13,085		12,252		10,556		10,464		10,000
Average Annual Return, Percent	[51]	17.22%						7.21%													6.52%
C000006943 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		18.22%	[52]					7.21%													6.52%
C000071424 [Member]
Account Value [Line Items]
Account Value		$ 10,775		10,775		10,775		$ 10,775		10,775	10,775		10,775		10,775		10,775		10,775		$ 10,775		10,775	9,780	10,237		13,662		9,339	10,402	11,548		10,100		8,007		9,337		10,000
C000071424 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		10.17%						0.71%													0.75%
C000142781 [Member]
Account Value [Line Items]
Account Value		$ 13,194		13,194		13,194		$ 13,194		13,194	13,194		13,194		13,194		$ 13,194		13,194		$ 13,194		13,194	12,128	11,871		12,113		12,155	11,467	10,870		10,563		10,149		10,224	10,000
C000142781 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		8.79%						2.85%									2.83%	[53]
C000160034 [Member]
Account Value [Line Items]
Account Value		$ 19,853		19,853		19,853		$ 19,853		19,853	19,853		19,853		$ 19,853		$ 19,853		19,853		19,853		19,853	16,393	17,996		19,512		12,559	13,965	14,333		11,953		10,368	10,000
C000160034 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		21.11%						7.29%							8.19%	[54]
C000160036 [Member]
Account Value [Line Items]
Account Value		$ 20,738		20,738		20,738		$ 20,738		20,738	20,738		20,738		$ 20,738		20,738		20,738		20,738		20,738	17,031	18,601		20,076		12,850	14,227	14,531		12,055		10,404	10,000
C000160036 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		21.76%						7.83%							8.73%	[55]
C000172719 [Member]
Account Value [Line Items]
Account Value		$ 21,292		21,292		21,292		$ 21,292		21,292	21,292		$ 21,292		$ 21,292		21,292		21,292		21,292		21,292	16,314	17,172		17,473		12,180	12,199	12,361		11,002	10,000
C000172719 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		30.52%						11.78%					10.19%	[56]
C000172721 [Member]
Account Value [Line Items]
Account Value		$ 22,585		22,585		22,585		$ 22,585		22,585	22,585		$ 22,585		22,585		22,585		22,585		22,585		22,585	17,169	17,946		18,116		12,529	12,465	12,528		11,071	10,000
C000172721 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		31.54%						12.62%					11.03%	[57]
C000195688 [Member]
Account Value [Line Items]
Account Value		$ 12,708		12,708		12,708		$ 12,708		12,708	$ 12,708		$ 12,708		12,708		12,708		12,708		12,708		12,708	11,639	11,355		11,551		11,562	10,862	10,280	$ 10,000
C000195688 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		9.18%						3.19%			3.66%	[58]
C000006847 [Member]
Account Value [Line Items]
Account Value		$ 21,020		21,020		21,020		$ 21,020		21,020	$ 21,020		21,020		21,020		21,020		21,020		$ 21,020		21,020	17,652	18,142		19,415		14,129	13,430	13,162		11,758		10,276		10,508		10,000
C000006847 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		19.08%						9.37%													7.71%
C000006849 [Member]
Account Value [Line Items]
Account Value		$ 22,095		22,095		22,095		$ 22,095		22,095	22,095		22,095		22,095		22,095		22,095		$ 22,095		22,095	18,465	18,878		20,105		14,561	13,772	13,427		11,935		10,383		10,561		10,000
C000006849 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		19.66%						9.92%													8.25%
C000006896 [Member]
Account Value [Line Items]
Account Value		$ 14,501		14,501		14,501		$ 14,501		14,501	14,501		14,501		14,501		14,501		14,501		$ 14,501		14,501	13,269	13,592		14,539		12,514	11,776	11,341		10,896		10,190		10,233		10,000
C000006896 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		9.28%						4.25%													3.79%
C000006898 [Member]
Account Value [Line Items]
Account Value		$ 15,238		15,238		15,238		$ 15,238		15,238	15,238		15,238		15,238		15,238		15,238		$ 15,238		15,238	13,886	14,139		15,060		12,891	12,069	11,567		11,060		10,294		10,285		10,000
C000006898 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		9.73%						4.77%													4.30%
C000006911 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Account Value		$ 19,246		19,246		19,246		$ 19,246		19,246	19,246		19,246		19,246		19,246		19,246		$ 19,246		19,246	16,405	16,734		17,748		13,446	12,636	12,199		11,063		9,768		9,879		9,425
Average Annual Return, Percent		10.57%						7.50%													6.77%
C000006911 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		17.32%						8.78%													7.40%
C000006916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Account Value		$ 18,948		18,948		18,948		$ 18,948		$ 18,948	18,948		18,948		18,948		18,948		18,948		$ 18,948		$ 18,948	16,276	16,725		17,868		13,637	12,919	12,562		11,480		10,210		10,403		10,000
Average Annual Return, Percent	[59]	12.42%								7.66%													6.60%
C000006916 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		16.42%								7.96%													6.60%
C000006920 [Member]
Account Value [Line Items]
Account Value		$ 18,954		18,954		18,954		$ 18,954		$ 18,954	18,954		18,954		18,954		18,954		18,954		$ 18,954		$ 18,954	16,275	16,722		17,875		13,644	12,922	12,563		11,483		10,209		10,408		10,000
C000006920 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		16.46%						7.96%													6.60%
C000006937 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Account Value		$ 17,598		17,598		17,598		$ 17,598		17,598	17,598		17,598		17,598		17,598		17,598		$ 17,598		17,598	15,698	14,793		16,915		12,361	11,858	11,935		10,605		8,935		9,449		9,425
Average Annual Return, Percent		5.66%						6.94%													5.81%
C000006937 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		12.11%						8.22%													6.44%
C000006938 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Account Value		$ 17,318		17,318		17,318		$ 17,318		17,318	17,318		17,318		17,318		17,318		17,318		$ 17,318		17,318	15,566	14,781		17,027		12,536	12,119	12,287		11,001		9,340		9,949		10,000
Average Annual Return, Percent	[60]	7.25%						7.10%													5.65%
C000006938 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		11.25%						7.40%													5.65%
C000142775 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Account Value		$ 12,553		12,553		12,553		$ 12,553		12,553	12,553		12,553		12,553		$ 12,553		12,553		$ 12,553		12,553	11,540	11,289		11,520		11,562	10,876	10,300		9,992		9,600		9,657	9,425
Average Annual Return, Percent		2.52%						1.70%									2.32%	[61]
C000142775 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		8.78%						2.91%									2.93%	[61]
C000142776 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Account Value		$ 12,241		12,241		12,241		$ 12,241		12,241	12,241		12,241		12,241		$ 12,241		12,241		12,241		12,241	11,340	11,174		11,485		11,630	11,040	10,553		10,335		10,005		10,145	10,000
Average Annual Return, Percent	[62]	3.95%						1.72%									2.06%	[63]
C000142776 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		7.95%						2.09%									2.06%	[63]
C000160026 [Member]
Account Value [Line Items]
Account Value		$ 32,955		32,955		32,955		$ 32,955		32,955	32,955		32,955		$ 32,955		$ 32,955		32,955		32,955		32,955	23,842	22,810		24,486		18,024	14,494	14,354		12,141		10,279	10,000
C000160026 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		38.22%						17.85%							14.67%	[64]
C000160029 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Account Value		$ 19,140		19,140		19,140		$ 19,140		19,140	19,140		19,140		$ 19,140		19,140		19,140		19,140		19,140	15,768	17,261		18,663		11,983	13,295	13,615		11,323		9,792	9,425
Average Annual Return, Percent		14.40%						6.29%							7.74%	[65]
C000160029 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		21.38%						7.56%							8.47%	[65]
C000160043 [Member]
Account Value [Line Items]
Account Value		$ 22,929		22,929		22,929		$ 22,929		22,929	22,929		22,929		$ 22,929		22,929		22,929		22,929		22,929	18,097	18,809		18,296		12,720	13,156	13,404		11,976		10,656	10,000
C000160043 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		26.70%						11.75%							9.99%	[66]
C000160044 [Member]
Account Value [Line Items]
Account Value		$ 23,440		23,440		23,440		$ 23,440		23,440	23,440		23,440		$ 23,440		23,440		23,440		23,440		23,440	18,455	19,121		18,560		12,874	13,284	13,504		12,032		10,674	10,000
C000160044 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		27.01%						12.03%							10.27%	[67]
C000220107 [Member]
Account Value [Line Items]
Account Value		$ 15,791		15,791		$ 15,791		$ 15,791		15,791	15,791		15,791		$ 15,791		15,791		15,791		15,791		15,791	13,365	13,007		13,828	10,000
C000220107 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		18.15%				12.36%	[68]
C000220108 [Member]
Account Value [Line Items]
Account Value		$ 15,619		15,619		$ 15,619		15,619		15,619	15,619		15,619		15,619		15,619		15,619		15,619		15,619	13,248	12,924		13,775	10,000
C000220108 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		17.89%				12.05%	[69]
C000006843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Account Value		$ 21,020		21,020		$ 21,020		$ 21,020		21,020	21,020		21,020		21,020		21,020		21,020		$ 21,020		21,020	17,655	18,142		19,412		14,129	13,434	13,166		11,754		10,275		10,512		10,000
Average Annual Return, Percent	[70]	15.06%						9.09%													7.71%
C000006843 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		19.06%						9.37%													7.71%
C000006892 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Account Value		$ 14,492		14,492		14,492		$ 14,492		14,492	14,492		14,492		14,492		14,492		14,492		$ 14,492		14,492	13,274	13,582		14,538		12,514	11,771	11,339		10,890		10,190		10,234		10,000
Average Annual Return, Percent	[71]	5.18%						3.91%													3.78%
C000006892 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		9.18%						4.25%													3.78%
C000006936 [Member]
Account Value [Line Items]
Account Value		$ 17,010		17,010		17,010		$ 17,010		17,010	17,010		17,010		17,010		17,010		17,010		$ 17,010		17,010	14,897	14,663		17,120		12,411	12,069	12,334		11,168		9,449		10,089		10,000
C000006936 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		14.19%						7.10%													5.46%
C000071426 [Member]
Account Value [Line Items]
Account Value		$ 11,616		11,616		11,616		$ 11,616		11,616	11,616		11,616		11,616		11,616		11,616		$ 11,616		11,616	10,464	10,876		14,401		9,774	10,806	11,903		10,333		8,130		9,407		10,000
C000071426 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		11.01%						1.46%													1.51%
C000071431 [Member]
Account Value [Line Items]
Account Value		$ 17,319		17,319		17,319		$ 17,319		17,319	17,319		17,319		17,319		17,319		17,319		$ 17,319		17,319	15,567	14,783		17,028		12,536	12,117	12,288		11,001		9,341		9,951		10,000
C000071431 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		11.25%						7.40%													5.65%
C000071436 [Member]
Account Value [Line Items]
Account Value		$ 20,273		20,273		20,273		$ 20,273		20,273	20,273		20,273		20,273		20,273		20,273		$ 20,273		20,273	17,020	16,418		19,397		15,143	13,790	13,483		12,530		10,715		10,545		10,000
C000071436 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		19.12%	[72]					8.01%													7.32%
C000142779 [Member]
Account Value [Line Items]
Account Value		$ 12,241		12,241		12,241		$ 12,241		12,241	12,241		12,241		12,241		$ 12,241		12,241		$ 12,241		12,241	11,340	11,184		11,495		11,630	11,039	10,553		10,335		10,005		10,155	10,000
C000142779 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		7.95%						2.09%									2.06%	[73]
C000160022 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Account Value		$ 30,867		30,867		30,867		$ 30,867		30,867	30,867		30,867		$ 30,867		$ 30,867		30,867		30,867		30,867	22,504	21,687		23,466		17,394	14,092	14,074		11,978		10,226	10,000
Average Annual Return, Percent	[74]	36.16%						16.98%							13.81%	[75]
C000160022 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		37.16%						16.98%							13.81%	[75]
C000160033 [Member]
Account Value [Line Items]
Account Value		$ 19,018		19,018		19,018		$ 19,018		19,018	19,018		19,018		$ 19,018		19,018		19,018		19,018		19,018	15,772	17,398		18,965		12,264	13,716	14,140		11,855		10,333	10,000
C000160033 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		20.58%						6.76%							7.66%	[76]
C000160040 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Account Value		$ 21,942		21,942		21,942		$ 21,942		21,942	21,942		21,942		$ 21,942		21,942		21,942		21,942		21,942	17,418	18,182		17,776		12,423	12,908	13,215		11,870		10,616	10,000
Average Annual Return, Percent	[77]	24.97%						11.19%							9.44%	[78]
C000160040 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		25.97%						11.19%							9.44%	[78]
C000172715 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Account Value		$ 21,277		21,277		21,277		$ 21,277		21,277	21,277		$ 21,277		$ 21,277		21,277		21,277		21,277		21,277	16,182	16,909		17,080		11,811	11,751	11,813		10,435	9,425
Average Annual Return, Percent		23.93%						11.28%					10.18%	[79]
C000172715 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		31.49%						12.61%					11.03%	[79]
C000220111 [Member]
Account Value [Line Items]
Account Value		$ 15,787		15,787		$ 15,787		$ 15,787		15,787	15,787		$ 15,787		15,787		15,787		15,787		15,787		15,787	13,361	12,987		13,808	10,000
C000220111 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		18.16%				12.35%	[80]
C000231058 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 10,969		$ 10,969		$ 10,969		10,969		10,969	10,969		10,969		10,969		10,969		10,969		10,969		10,969	9,112	9,265	10,000
C000231058 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent		20.37%		3.53%	[81]
C000231060 [Member]
Account Value [Line Items]
Account Value		$ 10,142		$ 10,142		10,142		10,142		10,142	10,142		10,142		10,142		10,142		10,142		10,142		10,142	9,186	9,305	10,000
C000231060 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		10.41%		0.53%	[82]
C000231061 [Member]
Account Value [Line Items]
Account Value		$ 10,737		$ 10,737		10,737		10,737		10,737	10,737		10,737		10,737		10,737		10,737		10,737		10,737	9,120	9,273	10,000
C000231061 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		17.73%		2.70%	[83]
C000006852 [Member]
Account Value [Line Items]
Account Value		$ 18,332		$ 18,332		18,332		$ 18,332		18,332	18,332		18,332		18,332		18,332		18,332		$ 18,332		18,332	16,113	16,397		17,403		13,972	12,982	12,421		11,525		10,422		10,434		10,000
C000006852 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		13.77%						7.14%													6.25%
C000006887 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Account Value		$ 14,730		14,730		14,730		$ 14,730		14,730	14,730		14,730		14,730		14,730		14,730		$ 14,730		14,730	13,384	13,603		14,449		12,339	11,524	11,017		10,501		9,749		9,723		9,425
Average Annual Return, Percent		3.73%						3.80%													3.95%
C000006887 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		10.05%						5.03%													4.57%
C000006888 [Member]
Account Value [Line Items]
Account Value		$ 16,026		16,026		16,026		$ 16,026		16,026	16,026		16,026		16,026		16,026		16,026		$ 16,026		16,026	14,527	14,726		15,595		13,288	12,380	11,806		11,225		10,395		10,342		10,000
C000006888 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		10.32%						5.30%													4.83%
C000006904 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Account Value		$ 10,952		10,952		10,952		$ 10,952		10,952	10,952		10,952		10,952		10,952		10,952		$ 10,952		10,952	9,868	10,252		13,580		9,216	10,189	11,223		9,742		7,664		8,869		9,425
Average Annual Return, Percent		4.60%						0.26%													0.91%
C000006904 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		10.99%						1.46%													1.51%
C000006925 [Member]
Account Value [Line Items]
Account Value		$ 17,448		17,448		17,448		$ 17,448		17,448	17,448		17,448		17,448		17,448		17,448		$ 17,448		17,448	15,247	14,968		17,428		12,603	12,231	12,466		11,255		9,505		10,123		10,000
C000006925 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		14.43%						7.36%													5.72%
C000006935 [Member]
Account Value [Line Items]
Account Value		$ 16,595		16,595		16,595		$ 16,595		16,595	16,595		16,595		16,595		16,595		16,595		$ 16,595		16,595	14,573	14,377		16,831		12,232	11,922	12,216		11,085		9,409		10,068		10,000
C000006935 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		13.88%						6.84%													5.20%
C000006940 [Member]
Account Value [Line Items]
Account Value		$ 19,144		19,144		19,144		$ 19,144		19,144	19,144		19,144		19,144		19,144		19,144		$ 19,144		19,144	17,037	16,016		18,267		13,314	12,740	12,789		11,337		9,530		10,051		10,000
C000006940 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		12.36%						8.49%													6.71%
C000071430 [Member]
Account Value [Line Items]
Account Value		$ 19,140		19,140		19,140		$ 19,140		19,140	19,140		19,140		19,140		19,140		19,140		$ 19,140		19,140	17,034	16,012		18,262		13,310	12,739	12,790		11,338		9,530		10,052		10,000
C000071430 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		12.37%						8.48%													6.71%
C000071432 [Member]
Account Value [Line Items]
Account Value		$ 18,210		18,210		18,210		$ 18,210		18,210	18,210		18,210		18,210		18,210		18,210		$ 18,210		18,210	16,286	15,387		17,634		12,919	12,427	12,538		11,168		9,433		10,003		10,000
C000071432 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		11.81%	[84]					7.94%													6.18%
C000160021 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Account Value		$ 30,871		30,871		30,871		$ 30,871		30,871	30,871		30,871		$ 30,871		30,871		30,871		$ 30,871		30,871	22,510	21,693		23,471		17,401	14,099	14,075		11,989		10,227	10,000
Average Annual Return, Percent	[85]	33.14%						16.75%							13.81%	[86]
C000160021 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		37.14%						16.97%							13.81%	[86]
C000160023 [Member]
Account Value [Line Items]
Account Value		$ 33,678		33,678		33,678		$ 33,678		33,678	33,678		33,678		$ 33,678		33,678		33,678		33,678		33,678	24,305	23,189		24,843		18,236	14,623	14,453		12,189		10,297	10,000
C000160023 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		38.56%						18.16%							14.96%	[87]
C000160025 [Member]
Account Value [Line Items]
Account Value		$ 32,239		32,239		32,239		$ 32,239		32,239	32,239		32,239		$ 32,239		32,239		32,239		32,239		32,239	23,392	22,433		24,139		17,812	14,353	14,266		12,085		10,261	10,000
C000160025 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		37.82%						17.57%							14.38%	[88]
C000160030 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Account Value		$ 19,012		19,012		19,012		$ 19,012		19,012	19,012		19,012		$ 19,012		19,012		19,012		19,012		19,012	15,780	17,405		18,961		12,272	13,717	14,142		11,846		10,334	10,000
Average Annual Return, Percent	[89]	16.48%						6.44%							7.65%	[90]
C000160030 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		20.48%						6.75%							7.65%	[90]
C000160032 [Member]
Account Value [Line Items]
Account Value		$ 20,740		20,740		20,740		$ 20,740		20,740	20,740		20,740		$ 20,740		20,740		20,740		20,740		20,740	17,045	18,604		20,088		12,863	14,238	14,537		12,056		10,414	10,000
C000160032 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		21.68%						7.81%							8.73%	[91]
C000172723 [Member]
Account Value [Line Items]
Account Value		$ 23,171		23,171		23,171		$ 23,171		23,171	23,171		$ 23,171		$ 23,171		23,171		23,171		23,171		23,171	17,550	18,276		18,386		12,678	12,569	12,591		11,091	10,000
C000172723 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		32.03%						13.01%					11.40%	[92]
C000220112 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Account Value		$ 15,152		15,152		$ 15,152		$ 15,152		15,152	15,152		$ 15,152		15,152		15,152		15,152		15,152		15,152	12,948	12,731		13,671	10,000
Average Annual Return, Percent	[93]	16.02%				11.18%	[94]
C000220112 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		17.02%				11.18%	[94]
ICE BofA 0 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-3 Month U.S. Treasury Bill Index
Account Value		$ 11,549		11,549		$ 11,549		$ 11,549		11,549	11,549		11,549		11,549		$ 11,549		11,549		11,549		11,549	10,947	10,596		10,582		10,572	10,400	10,172		10,050		10,011		10,001	$ 10,000
Average Annual Return, Percent	[95],[96]	5.50%						2.12%									1.46%	[61]
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,329		$ 11,329		11,329		$ 11,329		11,329	11,329		11,329		11,329		$ 11,329		11,329		$ 11,329		11,329	11,183	11,428	10,000	12,452		12,502	11,426	10,739		10,780		10,612		10,303		10,000
Average Annual Return, Percent		1.31%	[97]	(3.74%)	[82],[98]			(0.17%)	[97]												1.26%	[97]
MSCI EAFE Europe Australasia Far East Value Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (Europe, Australasia, Far East) Value Index (net div)
Account Value		$ 16,187		$ 16,187		$ 16,187		$ 16,187		16,187	16,187		16,187		16,187		16,187		16,187		$ 16,187		16,187	13,098	13,088		13,699	10,000
Average Annual Return, Percent	[99],[100]	23.58%				13.06%	[35]
MSCI All Country World ex US Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World (ex-US) Index (net div)
Account Value		$ 14,838		14,838		$ 14,838		$ 14,838		14,838	14,838		14,838		14,838		14,838		14,838		$ 14,838		14,838	12,710	12,891		14,717		10,308	10,675	11,387		10,383		8,781		9,910		10,000
Average Annual Return, Percent	[101],[102]	16.74%						6.81%													4.03%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Account Value		$ 20,227		20,227		20,227		$ 20,227		20,227	20,227		20,227		$ 20,227		20,227		20,227		$ 20,227		20,227	16,839	17,666		21,263		12,921	13,381	14,711		12,182		10,121	10,000
Average Annual Return, Percent	[103],[104]	20.12%						8.61%							8.42%	[65]
MSCI EAFE Europe Australasia Far East Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Account Value		$ 15,686		15,686		$ 15,686		$ 15,686		15,686	15,686		15,686		$ 15,686		15,686		15,686		$ 15,686		15,686	13,234	12,841		14,328	$ 10,000	10,352	10,651	11,301		10,466		8,989		9,952		10,000
Average Annual Return, Percent		18.53%	[105]			10.31%	[35],[99],[100]	8.05%	[105]												4.60%	[105]
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 26,584		26,584		$ 26,584		$ 26,584		26,584	26,584		$ 26,584		$ 26,584		26,584		26,584		$ 26,584		26,584	20,837	20,421		21,202		14,733	13,218	12,896		11,208	10,000	10,754	10,000
Average Annual Return, Percent		27.58%	[106],[107]					15.00%	[106],[107]				13.37%	[79],[106],[107]	13.44%	[65],[103],[104]
MSCI All Country World ex US Growth Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World (ex-US) Growth Index (net div)
Account Value		$ 15,967		15,967		15,967		$ 15,967		15,967	15,967		$ 15,967		$ 15,967		15,967		15,967		$ 15,967		15,967	14,130	14,097		17,384		12,424	11,571	12,217		10,931		9,356		10,201		10,000
Average Annual Return, Percent	[101],[102]	13.01%						6.65%													4.79%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Account Value		$ 39,547		39,547		39,547		$ 39,547		39,547	39,547		39,547		$ 39,547		39,547		39,547		$ 39,547		39,547	29,601	27,021		28,823		20,599	16,316	15,481		12,792		10,636	10,000
Average Annual Return, Percent	[108],[109]	33.60%						19.37%							17.08%	[7]
Standard And Poors 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Account Value		$ 33,028		$ 33,028		33,028		$ 33,028		33,028	33,028		33,028		$ 33,028		33,028		33,028		$ 33,028		33,028	25,766	25,034	10,000	25,109		17,895	15,859	15,281		13,359		11,372		11,181		10,000
Average Annual Return, Percent		28.19%	[110]	9.13%	[81],[111]			15.80%	[110]												12.69%	[110]
MSCI Emerging Markets Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div)
Account Value		$ 13,007		$ 13,007		13,007		$ 13,007		13,007	13,007		13,007		13,007		13,007		13,007		$ 13,007		13,007	11,573	12,646		15,774		10,446	10,925	11,966		10,494		8,236		9,999		10,000
Average Annual Return, Percent	[112]	12.39%						3.55%													2.66%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Account Value		$ 23,054		23,054		23,054		$ 23,054		23,054	23,054		23,054		$ 23,054		23,054		23,054		$ 23,054		23,054	18,942	19,844		19,661		13,617	13,844	13,646		12,607		10,995	$ 10,000
Average Annual Return, Percent	[113],[114]	21.71%						10.74%							10.06%	[31]
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
Account Value		$ 21,273		21,273		21,273		$ 21,273		21,273	21,273		$ 21,273		$ 21,273		21,273		21,273		21,273		21,273	17,279	18,096		19,411		12,916	12,586	12,389		10,996	$ 10,000
Average Annual Return, Percent	[106],[107]	23.11%						11.07%					10.18%	[79]
MFS Conservative Allocation Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MFS Conservative Allocation Fund Blended Index
Account Value		$ 16,137		$ 16,137		16,137		$ 16,137		16,137	16,137		$ 16,137		16,137		16,137		16,137		$ 16,137		16,137	14,656	14,770	10,000	15,566		13,592	12,497	11,943		11,419		10,668		10,496		10,000
Average Annual Return, Percent		10.10%	[97]	0.73%	[82],[98]			5.25%	[97]												4.90%	[97]
MFS Aggressive Growth Allocation Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MFS Aggressive Growth Allocation Fund Blended Index
Account Value		$ 23,897		$ 23,897		23,897		$ 23,897		23,897	23,897		23,897		23,897		23,897		23,897		$ 23,897		23,897	19,372	19,236	10,000	19,570		13,984	13,344	13,307		11,898		10,304		10,571		10,000
Average Annual Return, Percent		23.36%	[110]	6.83%	[81],[111]			12.36%	[110]												9.10%	[110]
MFS Moderate Allocation Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MFS Moderate Allocation Fund Blended Index
Account Value		$ 18,788		$ 18,788		18,788		$ 18,788		18,788	18,788		18,788		18,788		18,788		18,788		$ 18,788		18,788	16,392	16,425	$ 10,000	17,057		13,914	12,883	12,447		11,614		10,580		10,531		10,000
Average Annual Return, Percent		14.62%	[115]	2.89%	[36],[116]			7.84%	[115]												6.51%	[115]
MFS Growth Allocation Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MFS Growth Allocation Fund Blended Index
Account Value		$ 21,495		$ 21,495		$ 21,495		$ 21,495		$ 21,495	$ 21,495		$ 21,495		$ 21,495		$ 21,495		$ 21,495		$ 21,495		$ 21,495	$ 18,052	$ 18,001		$ 18,469		$ 14,091	$ 13,203	$ 12,934		$ 11,803		$ 10,482		$ 10,569		$ 10,000
Average Annual Return, Percent		19.07%	[117]	4.93%	[83],[118]			10.24%	[117]												7.95%	[117]

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Assuming redemption at the end of the applicable period.
[4]	Assuming redemption at the end of the applicable period.
[5]	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 18.16%.
[6]	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
[7]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[8]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[9]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[10]	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
[11]	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
[12]	Assuming redemption at the end of the applicable period.
[13]	Assuming redemption at the end of the applicable period.
[14]	Assuming redemption at the end of the applicable period.
[15]	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 19.48%.
[16]	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 19.38%.
[17]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[18]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[19]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[20]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[21]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[22]	For the period from the commencement of the class's investment operations, October 2, 2017 through May 31, 2024.
[23]	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
[24]	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
[25]	Assuming redemption at the end of the applicable period.
[26]	Assuming redemption at the end of the applicable period.
[27]	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
[28]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[29]	Assuming redemption at the end of the applicable period.
[30]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[31]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[32]	Assuming redemption at the end of the applicable period.
[33]	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
[34]	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
[35]	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
[36]	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2024.
[37]	Assuming redemption at the end of the applicable period.
[38]	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 19.38%.
[39]	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 18.75%.
[40]	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
[41]	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
[42]	Assuming redemption at the end of the applicable period.
[43]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[44]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[45]	Assuming redemption at the end of the applicable period.
[46]	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
[47]	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
[48]	Assuming redemption at the end of the applicable period.
[49]	Assuming redemption at the end of the applicable period.
[50]	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 19.09%.
[51]	Assuming redemption at the end of the applicable period.
[52]	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 18.19%.
[53]	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
[54]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[55]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[56]	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
[57]	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
[58]	For the period from the commencement of the class's investment operations, October 2, 2017 through May 31, 2024.
[59]	Assuming redemption at the end of the applicable period.
[60]	Assuming redemption at the end of the applicable period.
[61]	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
[62]	Assuming redemption at the end of the applicable period.
[63]	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
[64]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[65]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[66]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[67]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[68]	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
[69]	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
[70]	Assuming redemption at the end of the applicable period.
[71]	Assuming redemption at the end of the applicable period.
[72]	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 19.09%.
[73]	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
[74]	Assuming redemption at the end of the applicable period.
[75]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[76]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[77]	Assuming redemption at the end of the applicable period.
[78]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[79]	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
[80]	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
[81]	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2024.
[82]	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2024.
[83]	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2024.
[84]	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 11.78%.
[85]	Assuming redemption at the end of the applicable period.
[86]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[87]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[88]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[89]	Assuming redemption at the end of the applicable period.
[90]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[91]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
[92]	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
[93]	Assuming redemption at the end of the applicable period.
[94]	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
[95]	Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.
[96]	Source: FactSet Research Systems Inc.
[97]	Source: FactSet Research Systems Inc.
[98]	Source: FactSet Research Systems Inc.
[99]	Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[100]	Source: FactSet Research Systems Inc.
[101]	Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[102]	Source: FactSet Research Systems Inc.
[103]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[104]	Source: FactSet Research Systems Inc.
[105]	Source: FactSet Research Systems Inc.
[106]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[107]	Source: FactSet Research Systems Inc.
[108]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[109]	Source: FactSet Research Systems Inc.
[110]	Source: FactSet Research Systems Inc.
[111]	Source: FactSet Research Systems Inc.
[112]	Source: FactSet Research Systems Inc.
[113]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[114]	Source: FactSet Research Systems Inc.
[115]	Source: FactSet Research Systems Inc.
[116]	Source: FactSet Research Systems Inc.
[117]	Source: FactSet Research Systems Inc.
[118]	Source: FactSet Research Systems Inc.